Derivative Financial Instruments (Schedule Of Fair Values Of Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	¥ 3,301	¥ 3,446
Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	408	1,440
Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	2,372	3
Other Assets-Other
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	1,178
Designated as Hedging Instrument | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	299	1,196
Designated as Hedging Instrument | Other Current Liabilities | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	299	908
Designated as Hedging Instrument | Other Current Liabilities | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability		288
Designated as Hedging Instrument | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	84	404
Designated as Hedging Instrument | Other LongTerm Liabilities | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	84	332
Designated as Hedging Instrument | Other LongTerm Liabilities | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability		72
Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	90	3
Designated as Hedging Instrument | Other Current Assets | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset		3
Designated as Hedging Instrument | Other Current Assets | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Designated as Hedging Instrument | Other Current Assets | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	90
Designated as Hedging Instrument | Other Assets-Other
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Designated as Hedging Instrument | Other Assets-Other | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Designated as Hedging Instrument | Other Assets-Other | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Designated as Hedging Instrument | Other Assets-Other | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Not Designated as Hedging Instrument | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3,002	2,250
Not Designated as Hedging Instrument | Other Current Liabilities | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	2,155	982
Not Designated as Hedging Instrument | Other Current Liabilities | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	27	110
Not Designated as Hedging Instrument | Other Current Liabilities | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	777	1,158
Not Designated as Hedging Instrument | Other Current Liabilities | Cross-Currency Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	43
Not Designated as Hedging Instrument | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	324	1,036
Not Designated as Hedging Instrument | Other LongTerm Liabilities | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	6
Not Designated as Hedging Instrument | Other LongTerm Liabilities | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability		15
Not Designated as Hedging Instrument | Other LongTerm Liabilities | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	298	1,021
Not Designated as Hedging Instrument | Other LongTerm Liabilities | Cross-Currency Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	20
Not Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	2,282
Not Designated as Hedging Instrument | Other Current Assets | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	342
Not Designated as Hedging Instrument | Other Current Assets | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Not Designated as Hedging Instrument | Other Current Assets | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	1,809
Not Designated as Hedging Instrument | Other Current Assets | Cross-Currency Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	131
Not Designated as Hedging Instrument | Other Assets-Other
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	1,178
Not Designated as Hedging Instrument | Other Assets-Other | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Not Designated as Hedging Instrument | Other Assets-Other | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Not Designated as Hedging Instrument | Other Assets-Other | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	1,112
Not Designated as Hedging Instrument | Other Assets-Other | Cross-Currency Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	¥ 66